Loans (Details) - Schedule of Short-Term Loans - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Short-Term Loans [Line Items]
Short-term loans	$ 6,613,276	$ 5,726,841
Add: current portion of long-term loans	8,256	36,620
Notes Payable to Banks [Member] | Rural Commercial Bank of Shandong [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	688,023	704,235
Notes Payable to Banks [Member] | Postal Savings Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	688,023	704,235
Notes Payable to Banks [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans		633,812
Notes Payable to Banks [Member] | Bank of Beijing [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	412,814	845,082
Notes Payable to Banks [Member] | Bank of Rizhao [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans		690,151
Notes Payable to Banks [Member] | Industrial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	743,065	760,574
Notes Payable to Banks [Member] | Agricultural Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	1,321,004	1,352,132
Notes Payable to Banks [Member] | Bank of Beijing [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	550,418
Notes Payable to Banks [Member] | Weihai City Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	1,100,837
Notes Payable to Banks [Member] | Bank of Rizhao [Member]
Schedule of Short-Term Loans [Line Items]
Short-term loans	$ 1,100,836